BORROWINGS (Schedule of Bank Borrowings and Debt) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
BORROWINGS [Abstract]
Short-term bank borrowings	$ 255.6	$ 1.1
Long-term bank borrowings, current portion	160.4	0.3
Malaysian Government Loan, current portion	0.7	0.9
Debt, current	416.7	2.3
Long-term bank borrowings, non-current portion	429.2	118.2
Malaysian Government Loan, non-current portion	124.3	165.3
Long-term debt	553.5	283.5
Total borrowings	$ 970.2	$ 285.8